Dropdown Predecessor	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Dropdown Predecessor
3.	Dropdown Predecessor

The Partnership has accounted for the acquisition of interests in vessels from Teekay Corporation as a transfer of net assets between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, by the Partnership over Teekay Corporation’s historical cost is accounted for as an equity distribution to Teekay Corporation. In addition, acquisition of vessels from Teekay Corporation that are businesses are accounted for as if the acquisition occurred on the date that the Partnership and the acquired vessels were both under the common control of Teekay Corporation and had begun operations. As a result, the Partnership’s financial statements prior to the date the interests in these vessels were actually acquired by the Partnership are retroactively adjusted to include the results of these vessels during the periods they were under common control of Teekay Corporation and had begun operations.

a)	Voyageur L.L.C. acquisition

On May 2, 2013, the Partnership acquired from Teekay Corporation its 100% interest in Voyageur L.L.C. for an original purchase price of $540.0 million that was effectively reduced to $503.1 million (see note 11d). Voyageur L.L.C. owns the Voyageur Spirit (referred to herein as the Dropdown Predecessor), an FPSO unit, which operates on the Huntington Field in the North Sea under a five-year contract, plus up to 10 one-year extension options, with E.ON Ruhrgas UK GP Limited (or E.ON) as the charterer.

The $71.4 million excess of the purchase price over Teekay Corporation’s carrying value of the Dropdown Predecessor has been accounted for as an equity distribution to Teekay Corporation. In addition, the acquisition of the Dropdown Predecessor has been accounted for as if the acquisition occurred from the date that the Partnership and the Voyageur Spirit FPSO were both under the common control of Teekay Corporation and had begun operations.

As a result, the Partnership’s financial statements prior to the Partnership’s May 2, 2013 acquisition of the Dropdown Predecessor are retroactively adjusted to include the financial results of the Dropdown Predecessor as if the Partnership had acquired it when the Voyageur SpiritFPSO had commenced operations under the control of Teekay Corporation on April 13, 2013. This had the effect of decreasing the Partnership’s net income by $2.2 million for the year ended December 31, 2013.

Teekay Corporation uses a centralized treasury system. As a result, cash and cash equivalents attributable to the operations of the Dropdown Predecessor were in certain cases co-mingled with cash and cash equivalents from other operations of Teekay Corporation. The cash and cash equivalents balances are not reflected in the balance sheet of the Dropdown Predecessor. However, any cash transactions from these bank accounts that were made on behalf of companies in the Dropdown Predecessor, which were acquired by the Partnership, are reflected as increases or decreases of advances from affiliates. Any other cash transactions from these bank accounts that were directly related to the operations of the Dropdown Predecessor are reflected as increases or decreases in owner’s equity in the Partnership’s financial statements.

The consolidated financial statements reflect the consolidated financial position, results of operations and cash flows of the Partnership and its subsidiaries, including, as applicable, the Dropdown Predecessor. In the preparation of these consolidated financial statements interest expense and realized and unrealized (losses) gains on derivative instruments were not identifiable as relating solely to each specific vessel. Amounts have been allocated to the Dropdown Predecessor for interest expense of $0.3 million and realized and unrealized losses (gains) on derivative instruments of $0.1 million for the year ended December 31, 2013. Management believes these allocations reasonably present the interest expense and realized and unrealized (losses) gains on derivative instruments of the Dropdown Predecessor. Estimates have been made when allocating expenses from Teekay Corporation to the Dropdown Predecessor and such estimates may not be reflective of actual results.

b)	Teekay Knarr AS and Knarr L.L.C. acquisition

On July 1, 2015, the Partnership acquired from Teekay Corporation its 100% interest in Teekay Knarr AS and Knarr L.L.C. (the Knarr Companies). The purchase price of $529.4 million was based on the $1.26 billion fully built-up cost of the Petrojarl Knarr, a FPSO unit, and consisted of actual costs incurred for construction and mobilization of the unit less cash generated from operations during March 9, 2015 to July 1, 2015, plus $14.5 million of working capital of the Knarr Companies less $745.1 million of assumed debt. The purchase price was primarily financed with a $492.0 million convertible promissory note issued to Teekay Corporation. The convertible promissory note is due in full on July 1, 2016 and is interest bearing at an annual rate of 6.5% on the outstanding principal balance (see note 11k). Of the remaining $37.4 million for the purchase price, $35.0 million was paid in cash by the Partnership to Teekay Corporation upon the acquisition of the Knarr Companies. During July 2015, $300.0 million of the convertible promissory note was converted into 14.4 million common units of the Partnership and the Partnership repaid an additional $92.0 million of the convertible promissory note. Concurrent with the conversion of the promissory note, Teekay Corporation contributed $6.1 million to the Partnership to maintain its 2% general partner interest. The Petrojarl Knarr operates on the Knarr oil and gas field in the North Sea under a ten-year fixed-rate charter contract, which includes annual termination fees payable by the charterer to cancel the contract after the sixth year in operations, plus extension options, with BG Norge Limited, which is owned by Royal Dutch Shell Plc, as the operator.

The $103.3 million excess of the purchase price over Teekay Corporation’s carrying value of the Knarr Companies has been accounted for as an equity distribution to Teekay Corporation. In addition, the acquisition of the Knarr Companies has been accounted for as if the acquisition occurred from the date that the Partnership and the Petrojarl Knarr FPSO were both under the common control of Teekay Corporation and had begun operations.

As a result, the Partnership’s financial statements prior to the Partnership’s July 1, 2015 acquisition of the Knarr Companies are retroactively adjusted to include the financial results of the Knarr Companies as if the Partnership had acquired them when the Petrojarl Knarr FPSO had commenced operations under the control of Teekay Corporation on March 9, 2015. This had the effect of increasing the Partnership’s revenue by $69.5 million and net income by $10.1 million for the year ended December 31, 2015.